Annual Total Returns - Franklin Small Cap Value VIP Fund [BarChart] - FTVIP Class 1-59 - Franklin Small Cap Value VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	28.49%
Annual Return 2011	(3.52%)
Annual Return 2012	18.75%
Annual Return 2013	36.50%
Annual Return 2014	0.88%
Annual Return 2015	(7.18%)
Annual Return 2016	30.54%
Annual Return 2017	10.92%
Annual Return 2018	(12.69%)
Annual Return 2019	26.72%